Structured entities - Conduits (Details) $ in Billions	12 Months Ended
	Dec. 31, 2020 USD ($) conduit	Dec. 31, 2019 USD ($)
Disclosure of information about consolidated structured entities [line items]
Number of conduit types | conduit	2
Securities investment conduits | Solitaire
Disclosure of information about consolidated structured entities [line items]
Asset backed securities	$ 1.9	$ 2.1
Commercial paper held by HSBC	2.1	3.2
Multi-seller conduit
Disclosure of information about consolidated structured entities [line items]
Maximum exposure	$ 9.6	$ 12.4